BRINSON SERIES
TRUST

BALANCED
PORTFOLIO

JUNE 30, 2001

SEMIANNUAL REPORT

BRINSON SERIES TRUST -- BALANCED PORTFOLIO                     SEMIANNUAL REPORT

                                                                 August 15, 2001

Dear Contract Owner,

We present you with the semiannual report for Brinson Series Trust--Balanced Portfolio for the six months ended June 30, 2001.

MARKET REVIEW

[GRAPHIC]

The six months ended June 30, 2001 saw a steady downward adjustment in the expected earnings for many sectors. A record number of U.S. companies issued profit warnings, a pattern often repeated in the rest of the world. High inventory levels, coupled with falling demand for many technology products, forced companies to reduce their production, write off inventories and lay off employees. Adding to the market's downward momentum was the rapid and violent adjustment of investor expectations to the new environment. The decelerating U.S. economy has negatively impacted other world markets -- export-oriented companies that relied on strong U.S. demand have suffered. The slowdown in capital spending resulted in weak corporate earnings and sluggish economic growth. For the six months ended June 30, 2001, the S&P 500 Index fell 6.70%. The Nasdaq Composite, especially hard-hit by shifting values among technology stocks, retreated 12.53% during the six-month period.

The bond market fared somewhat better as investors turned away from the volatility of the equity markets in search of stability. The overall U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 3.62% for the six months ended June 30, 2001. The corporate bond sector, as measured by the Lehman Brothers U.S. Credit Index, returned 5.02%, and three-month Treasurys advanced 2.13% for the reporting period.

In an effort to reinvigorate the economy, the Federal Reserve (the "Fed") began a series of rate cuts early in the calendar year, making a surprise 50 basis point (one basis point equals 1/100 of one percent) decrease in the Federal Funds rate on January 3, 2001. Five more rate cuts followed through June for a total 2.75% decrease, dropping the rate to 3.75% at the period-end from 6.50% at year-end 2000. Although the rate of unemployment claims was rising at the end of the semiannual period and real GDP (gross domestic product) for the second quarter is expected to be negligible, the economy seems to have neared bottom without encountering a recession.

PORTFOLIO REVIEW

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 6/30/01

                                6 MONTHS   1 YEAR     5 YEARS    10 YEARS  INCEPTION+
BALANCED PORTFOLIO (CLASS H)      5.32%      8.71%     11.63%     10.68%     10.11%

BALANCED PORTFOLIO (CLASS I)      5.26       8.43        N/A        N/A       4.61

S&P 500 INDEX                    -6.70     -14.83      14.48      15.10      15.29

LB GOV'T/CORP. BOND INDEX         3.51      11.13       7.38       7.93       8.50

90-DAY U.S. T-BILL                2.13       5.26       5.10       4.70       5.38

+ Inception: since commencement of issuance on June 1, 1988 for Class H shares and August 17, 1999 for Class I shares. Index performance is shown as of nearest month end of inception of oldest share class: May 31, 1988.

      The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the ex-dividend dates and do not include sales charges. In addition, for the fiscal year ended December 31, 1999, and the period from January 1 through February 29, 2000, the Portfolio's investment manager voluntarily waived payment of certain fees on Class I shares. Without this waiver performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

PORTFOLIO HIGHLIGHTS

For the six months ending June 30, 2001, the Portfolio's Class H shares returned 5.32%, considerably outperforming the S&P 500 with its loss for the period of 6.70%. The contributors to our solid performance during the period were diverse and include financial services stocks benefiting from lower interest rates, such as Household International (2.0%)+ (consumer lending) and the PMI Group (0.5%)+ (mortgage insurance). Also, stable consumer companies like Avon (1.2%)+ and healthcare companies like Tenet Healthcare (1.6%)+ continued to make strong performance contributions. Recently, energy and high quality stable consumer companies have been added to the equity component of the Portfolio at the expense of technology. Technology was reduced in May after having been increased in March and April.

+ Weightings represent percentages of net assets as of June 30, 2001. The Portfolio is actively managed and its holdings will vary over time.

PORTFOLIO STATISTICS

ASSET ALLOCATION+                                       6/30/01        12/31/00
--------------------------------------------------------------------------------
Equities                                                   49.2%           58.7%
Bonds                                                      49.3            42.6
Cash and Equivalents                                        1.5             0.0
Liabilities in Excess of Other Assets                       0.0            -1.3
--------------------------------------------------------------------------------
Total                                                     100.0%          100.0%

PORTFOLIO CHARACTERISTICS+                              6/30/01        12/31/00
--------------------------------------------------------------------------------
Net Assets (mm)                                          $ 14.9          $ 15.7
Number of Securities                                        114             113
--------------------------------------------------------------------------------

TOP FIVE EQUITY SECTORS+          6/30/01                              12/31/00
--------------------------------------------------------------------------------
Financial Services                   12.4%   Financial Services            15.3%
Consumer Noncyclicals                 6.9    Technology                     8.8
Technology                            4.4    Energy                         4.0
Capital Goods                         4.2    Utilities                      3.6
Energy                                3.8    Healthcare                     2.6
--------------------------------------------------------------------------------
Total                                31.7%   Total                         34.3%

TOP TEN EQUITY HOLDINGS+          6/30/01                              12/31/00
--------------------------------------------------------------------------------
Citigroup                             2.1%   Tyco International             2.7%
Household International               2.0    J.P. Morgan                    2.4
Tyco International                    2.0    Household International        2.4
Philip Morris                         2.0    Kroger                         2.3
J.P. Morgan Chase & Co                2.0    United Technologies            2.3
Comcast                               1.8    Citigroup                      2.2
Kroger                                1.8    BP Amoco                       2.1
Dynegy                                1.6    First Data                     2.0
AT&T                                  1.6    Comcast                        1.9
Bank One                              1.6    BankAmerica                    1.8
--------------------------------------------------------------------------------
Total                                18.5%   Total                         22.1%

+ Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

PROPOSED MERGER ANNOUNCEMENT

The Portfolio's board of trustees has approved the submission to its shareholders of an Agreement and Plan of Acquisition and Termination under which the Portfolio would transfer substantially all of its assets and stated liabilities to Total Return Portfolio, a series of Alliance Variable Products Series Fund, Inc. ("Total Return Portfolio"). If the Portfolio's shareholders approve the proposed merger, shareholders will receive like shares of Total Return Portfolio in exchange for their Portfolio shares and the Portfolio will cease operations. The merger is expected to be a tax-free reorganization, which means that the Portfolio's shareholders will not realize any gain or loss on their receipt of shares in the merger and neither the Portfolio nor the Total Return Portfolio will realize any gain or loss. Proxy solicitation materials that will be mailed to the Portfolio's shareholders will provide more information about the proposed merger. As of the date hereof, it is expected that these materials will be mailed on or about September 4, 2001. Investors may continue to buy, sell and exchange Portfolio shares as described in the current prospectus prior to the shareholder meeting. If the merger proposal is approved, the Portfolio expects to close to new purchases and exchange purchases approximately five business days prior to the date on which the merger is to be effected.

OUTLOOK

Though well reduced from recent highs, overall market valuation continues to remain full as measured against historical valuations. We believe these valuations can be supported as inflation remains low, if profit trends can resume normal historical patterns.

With foreign economic activity weakening and overseas monetary policy responding less energetically than our own Fed, we believe the fundamental environment will remain challenging deep into the coming months. We remain comfortable owning a high quality portfolio of conservative corporate issues. We believe the Portfolio is well positioned against the risk of continued difficulties in corporate growth and profits for the overall market.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,


/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Executive Officer
Brinson Advisors, Inc.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the six months ended June 30, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

PORTFOLIO OF INVESTMENTS                              JUNE 30, 2001 (UNAUDITED))

 NUMBER OF
   SHARES                                                                VALUE
 ---------                                                               -----
COMMON STOCKS--49.19%

AIRLINES--1.70%
    3,250          AMR Corp.                                            $117,423
    2,750          Continental Airlines, Inc.*                           135,437
                                                                        --------
                                                                         252,860
                                                                        --------
APPAREL, RETAIL--0.39%
    3,500          Limited, Inc.                                          57,820
                                                                        --------
BANKS--6.39%
    6,500          Bank One Corp.                                        232,700
    3,500          BankAmerica Corp.                                     210,105
    6,500          J.P.Morgan Chase & Co.                                289,900
    3,000          KeyCorp.                                               78,150
    2,400          National City Corp.                                    73,872
    1,750          Washington Mutual, Inc.                                65,712
                                                                        --------
                                                                         950,439
                                                                        --------
CHEMICALS--1.89%
    1,250          E.I. du Pont de Nemours & Co.                          60,300
      750          Eastman Chemical Co.                                   35,723
    1,750          Kerr-McGee Corp.                                      115,972
    4,500          Lyondell Petrochemical Co.                             69,210
                                                                        --------
                                                                         281,205
                                                                        --------
COMPUTER SOFTWARE--0.40%
    1,100          Amdocs Ltd.*                                           59,235
                                                                        --------
DEFENSE & AEROSPACE--0.71%
    3,000          Honeywell International, Inc.                         104,970
                                                                        --------
DRUGS & MEDICINE--1.55%
    5,000          Pharmacia Corp.                                       229,750
                                                                        --------
ELECTRIC UTILITIES--3.16%
    1,400          AES Corp.*                                             60,270
    5,250          Dynegy, Inc.                                          244,125
    1,750          FirstEnergy Corp.                                      56,280
      750          FPL Group, Inc.                                        45,157
    1,300          General Electric Co.                                   63,375
                                                                        --------
                                                                         469,207
                                                                        --------
ELECTRICAL EQUIPMENT--1.54%
    4,250          Flextronics International Ltd.*                       110,967
    3,500          Sanmina Corp.*                                         81,935
    2,000          Solectron Corp.*                                       36,600
                                                                        --------
                                                                         229,502
                                                                        --------
ENERGY RESERVES & PRODUCTION--0.87%
      700          Chevron Corp.                                          63,350
      750          Exxon Mobil Corp.                                      65,513
                                                                        --------
                                                                         128,863
                                                                        --------
ENTERTAINMENT--0.61%
    1,500          Royal Caribbean Cruises Ltd.                         $ 33,165
    2,000          Walt Disney Co.                                        57,780
                                                                        --------
                                                                          90,945
                                                                        --------
FINANCIAL SERVICES--4.60%
    6,000          Citigroup, Inc.                                       317,040
    4,500          Household International, Inc.                         300,150
    2,000          MBNA Corp.                                             65,900
                                                                        --------
                                                                         683,090
                                                                        --------
FOOD RETAIL--3.35%
    4,250          Anheuser-Busch Cos., Inc.                             175,100
   10,500          Kroger Co.*                                           262,500
    1,500          Pepsi Bottling Group, Inc.                             60,150
                                                                        --------
                                                                         497,750
                                                                        --------
HOUSEHOLD PRODUCTS--1.54%
    4,000          Avon Products, Inc.                                   185,120
      750          Colgate-Palmolive Co.                                  44,243
                                                                        --------
                                                                         229,363
                                                                        --------
INDUSTRIAL PARTS--1.48%
    3,000          United Technologies Corp.                             219,780
                                                                        --------
INDUSTRIAL SERVICES & SUPPLIES--2.02%
    5,500          Tyco International Ltd.                               299,750
                                                                        --------
INFORMATION & COMPUTER SERVICES--1.33%
    1,000          Electronic Data Systems Corp.                          62,500
    1,000          First Data Corp.                                       64,250
    2,500          IMS Health, Inc.                                       71,250
                                                                        --------
                                                                         198,000
                                                                        --------
INSURANCE--1.41%
    1,750          ACE Ltd.                                               68,408
    1,000          PMI Group, Inc.                                        71,660
      850          XL Capital Ltd.                                        69,785
                                                                        --------
                                                                         209,853
                                                                        --------
LONG DISTANCE & PHONE COMPANIES--3.01%
   10,750          AT&T Corp.                                            236,500
    1,500          BellSouth Corp.                                        60,405
    3,000          SBC Communications, Inc.                              120,180
    2,000          WorldCom, Inc.                                         28,400
       80          WorldCom, Inc.--MCI Group*                              1,288
                                                                        --------
                                                                         446,773
                                                                        --------

 NUMBER OF
   SHARES                                                                                VALUE
 ---------                                                                               -----
COMMON STOCKS--(CONCLUDED)

MEDIA--2.27%
    3,750          AT&T Liberty Media Corp.*                                           $   65,587
    6,250          Comcast Corp.*                                                         271,250
                                                                                       ----------
                                                                                          336,837
                                                                                       ----------
MEDICAL PRODUCTS--0.96%
      500          Guidant Corp.*                                                          18,000
    2,500          Johnson & Johnson                                                      125,000
                                                                                       ----------
                                                                                          143,000
                                                                                       ----------
MEDICAL PROVIDERS--1.25%
    3,600          Tenet Healthcare Corp.                                                 185,724
                                                                                       ----------
METALS & MINING--0.26%
    1,000          Alcoa, Inc.                                                             39,400
                                                                                       ----------
OIL REFINING--1.43%
    4,250          BP Amoco PLC, ADR                                                   $  211,863
                                                                                       ----------
OIL SERVICES--1.54%
    2,500          Baker Hughes, Inc.                                                      83,750
    2,250          Noble Drilling Corp.*                                                   73,687
    1,750          Transocean Sedco Forex, Inc.                                            72,188
                                                                                       ----------
                                                                                          229,625
                                                                                       ----------
RAILROADS--0.46%
    1,250          Union Pacific Corp.                                                     68,638
                                                                                       ----------
SEMICONDUCTOR--1.11%
    4,000          Micron Technology, Inc.*                                               164,400
                                                                                       ----------
TOBACCO--1.96%
    5,750          Philip Morris Cos., Inc.                                               291,812
                                                                                       ----------
Total Common Stocks (cost--$6,840,324)                                                  7,310,454
                                                                                       ----------

PRINCIPAL
  AMOUNT                                                     MATURITY       INTEREST
  (000)                                                       DATES           RATES
---------                                                   ---------       --------
CORPORATE BONDS--27.82%

BANKS--2.08%
$      50     Bank One Corp.                                08/01/10           7.875%      53,511
       50     Barclays Bank PLC+                            09/29/49           8.550       53,960
      100     Capital One Bank                              02/01/06           6.875       97,621
       50     First Union National Bank                     08/18/10           7.800       53,547
       50     Zions Financial Corp.+                        05/15/11           6.950       50,004
                                                                                          -------
                                                                                          308,643
                                                                                          -------
CABLE--0.68%
      100     Telecommunications, Inc.                      05/01/03           6.375      101,547
                                                                                          -------
DEFENSE & AEROSPACE--0.68%
       50     Northrop Grumman Corp.                        02/15/11           7.125       49,410
       50     Raytheon Co.                                  03/01/06           8.200       51,860
                                                                                          -------
                                                                                          101,270
                                                                                          -------
ELECTRIC UTILITIES--1.38%
       50     Dominion Resources Capital Trust III          01/15/31           8.400       51,301
       50     DPL, Inc.                                     03/01/07           8.250       52,913
       25     Mission Energy Holding Co.+                   07/15/08          13.500       24,482
       75     Progress Energy, Inc.                         03/01/11           7.100       75,958
                                                                                          -------
                                                                                          204,654
                                                                                          -------
ELECTRICAL EQUIPMENT--0.64%
      100     Motorola, Inc.                                11/15/10           7.625       94,721
                                                                                          -------
ENERGY SOURCES--0.36%
       50     PSEG Energy Holdings                          10/01/09          10.000       53,801
                                                                                          -------

PRINCIPAL
  AMOUNT                                                     MATURITY                   INTEREST
  (000)                                                       DATES                      RATES                VALUE
---------                                               --------------------         ---------------         --------
CORPORATE BONDS--(CONTINUED)

FINANCIAL SERVICES--4.14%
$      50     Citigroup, Inc.                                 10/01/10                    7.250%             $ 52,011
      200     Ford Motor Credit Co.                     01/14/03 to 02/01/06         6.000 to 6.875           202,563
      115     Heller Financial, Inc.                          06/15/05                    8.000               122,666
      160     HSBC Capital Funding LP+                  06/30/10 to 06/30/30         9.547 to 10.176@         187,120
       50     Qwest Capital Funding, Inc.                     08/15/10                    7.900                51,655
                                                                                                             --------
                                                                                                              616,015
                                                                                                             --------
FOOD RETAIL--0.69%
       50     Delhaize America, Inc.+                         04/15/31                    9.000                54,387
       50     Kellogg Co.+                                    04/01/11                    6.600                48,860
                                                                                                             --------
                                                                                                              103,247
                                                                                                             --------
FOREST PRODUCTS,PAPER--0.18%
       25     Abitibi Consolidated, Inc.                      08/01/05                    8.300                26,294
                                                                                                             --------
INSURANCE--3.39%
      140     American Re Corp.                               12/15/26                    7.450               143,305
      125     Hartford Financial Services Group, Inc.         11/01/08                    6.375               122,975
      100     Loews Corp.                                     12/15/06                    6.750                99,680
      150     Lumbermen's Mutual Casualty Co.+                07/01/26                    9.150               138,168
                                                                                                             --------
                                                                                                              504,128
                                                                                                             --------
LONG DISTANCE & PHONE COMPANIES--3.40%
       50     AT&T Wireless Services+                         03/01/11                    7.875                50,095
       50     British Telecommunications PLC                  12/15/10                    8.125                53,097
       75     Sprint Capital Corp.                      01/30/11 to 11/15/28         6.875 to 7.625            67,260
       50     Tritel PCS, Inc.                                01/15/11                   10.375                45,750
      210     U.S.West Capital Funding, Inc.                  07/15/08                    6.375               200,589
       85     WorldCom, Inc.                                  05/15/06                    8.000                88,116
                                                                                                             --------
                                                                                                              504,907
                                                                                                             --------
MEDIA--2.18%
       75     AT&T Liberty Media Corp.                  07/15/09 to 02/01/30         7.875 to 8.250            66,968
       50     Cox Communications, Inc.                        11/01/10                    7.750                52,214
       60     News America Holdings, Inc.                     10/17/96                    8.250                56,787
      140     Time Warner, Inc.                               06/15/05                    7.750               147,372
                                                                                                             --------
                                                                                                              323,341
                                                                                                             --------
MEDICAL PROVIDERS--1.04%
      100     HCA--The Healthcare Co.                   09/01/10 to 02/01/11         7.875 to 8.750           103,502
       50     Tenet Healthcare Corp.                          01/15/05                    8.000                51,313
                                                                                                             --------
                                                                                                              154,815
                                                                                                             --------
MOTOR VEHICLES--0.10%
      100     Federal-Mogul Corp.                             07/01/10                    7.875                14,500
                                                                                                             --------

PRINCIPAL
  AMOUNT                                                                     MATURITY            INTEREST
  (000)                                                                        DATES               RATES          VALUE
---------                                                               --------------------   --------------  -----------
CORPORATE BONDS--(CONCLUDED)

REAL PROPERTY--0.25%
$      35     EOP Operating LP                                                03/15/06             8.375%      $    37,188
                                                                                                               -----------
SECURITIES & ASSET MANAGEMENT--3.38%
      140     FMR Corp.+                                                      06/15/29             7.570           146,437
      145     Lehman Brothers Holdings, Inc.                                  04/01/04             6.625           148,148
      200     Morgan Stanley Dean Witter & Co.                          01/20/04 to 06/15/05   5.625 to 7.750      208,414
                                                                                                               -----------
                                                                                                                   502,999
                                                                                                               -----------
TELECOMMUNICATIONS--SERVICES--0.34%
       50     TELUS Corp.                                                     06/01/07             7.500            51,037
                                                                                                               -----------
TOBACCO--0.61%
       90     Philip Morris Cos., Inc.                                        01/15/27             7.750            90,006
                                                                                                               -----------
YANKEE--2.30%
       66     Abbey National Capital                                          12/29/49             8.963            73,810
      100     Household International Netherlands BV                          12/01/03             6.200           100,686
      170     Imperial Tobacco Overseas BV                                    04/01/09             7.125           167,087
                                                                                                               -----------
                                                                                                                   341,583
                                                                                                               -----------
Total Corporate Bonds (cost--$4,117,103)                                                                         4,134,696
                                                                                                               -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS--21.47%

    2,025     Federal National Mortgage Association                     08/15/02 to 12/15/05   6.000 to 6.750    2,070,201
      420     U.S. Treasury Bonds                                       08/15/19 to 02/15/31   5.375 to 8.125      429,977
      675     U.S. Treasury Notes                                       08/15/03 to 08/15/10       5.750           690,951
                                                                                                               -----------
Total U.S. Government and Agency Obligations (cost--$3,185,850)                                                  3,191,129
                                                                                                               -----------

REPURCHASE AGREEMENT--1.55%

      230     Repurchase Agreement dated 06/29/01 with State
               Street Bank and Trust Co., collateralized by
               $239,000 U.S. Treasury Bills, 3.310% due 12/27/01
               (value--$234,818); proceeds: $230,075 (cost--$230,000)         07/02/01             3.930           230,000
                                                                                                               -----------
Total Investments (cost--$14,373,277)--100.03%                                                                  14,866,279
Liabilities in excess of other assets--(0.03)%                                                                      (4,009)
                                                                                                               -----------
Net Assets--100.00%                                                                                            $14,862,270
                                                                                                               ===========

----------
*     Non-income producing security.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified instiitutional buyers.
@ Variable rate security--interest rates shown are current rates as of June 30, 2001.
ADR   American Depository Receipt.

                 See accompanying notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES                    JUNE 30, 2001 (UNAUDITED)

ASSETS
Investments in securities, at value (cost--$14,373,277)                        $14,866,279
Cash                                                                                   114
Receivable for investments sold                                                    101,291
Dividends and interest receivable                                                  133,156
Other assets                                                                         2,336
                                                                               -----------
Total assets                                                                    15,103,176
                                                                               -----------
LIABILITIES
Payable for investments purchased                                                  202,340
Payable to affiliates                                                                9,643
Accrued expenses and other liabilities                                              28,923
                                                                               -----------
Total liabilities                                                                  240,906
                                                                               -----------
NET ASSETS
Beneficial interest shares--$0.001 par value (unlimited amount authorized)      13,569,081
Undistributed net investment income                                                212,365
Accumulated net realized gains from investment transactions                        587,822
Net unrealized appreciation of investments                                         493,002
                                                                               -----------
Net assets                                                                     $14,862,270
                                                                               ===========
CLASS H
Net assets                                                                     $13,187,503
                                                                               -----------
Shares outstanding                                                               1,503,154
                                                                               -----------
Net asset value, offering price and redemption value per share                       $8.77
                                                                                     =====
CLASS I
Net assets                                                                     $ 1,674,767
                                                                               -----------
Shares outstanding                                                                 191,475
                                                                               -----------
Net asset value, offering price and redemption value per share                       $8.75
                                                                                     =====

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                     FOR THE SIX
                                                                    MONTHS ENDED
                                                                    JUNE 30, 2001
                                                                     (UNAUDITED)
                                                                    -------------
INVESTMENT INCOME:
Interest                                                              $ 247,491
Dividends (net of foreign withholding taxes of $425)                     50,732
                                                                      ---------
                                                                        298,223
                                                                      ---------
EXPENSES:
Investment management and administration                                 56,922
Professional fees                                                        10,860
Reports and notices to shareholders                                       5,430
Custody and accounting                                                    4,554
Trustees' fees                                                            3,750
Distribution fees--Class I                                                2,109
Transfer agency and related services fees                                 1,500
Other expenses                                                              904
                                                                      ---------
                                                                         86,029
Less: Fee waivers from investment manager                                  (194)
                                                                      ---------
Net expenses                                                             85,835
                                                                      ---------
Net investment income                                                   212,388
                                                                      ---------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions                         629,831
Net change in unrealized appreciation/depreciation of investments       (31,502)
                                                                      ---------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES            598,329
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 810,717
                                                                      =========

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE SIX
                                                                                 MONTHS ENDED          FOR THE
                                                                                 JUNE 30, 2001        YEAR ENDED
                                                                                  (UNAUDITED)     DECEMBER 31, 2000
                                                                                 -------------    -----------------
FROM OPERATIONS:
Net investment income                                                             $    212,388       $    380,365
Net realized gains from:
  Investment transactions                                                              629,831          1,983,235
  Futures                                                                                   --            281,287
Net change in unrealized appreciation/depreciation of:
  Investments                                                                          (31,502)        (2,736,313)
  Futures                                                                                   --                875
                                                                                  ------------       ------------
Net increase (decrease) in net assets resulting from operations                        810,717            (90,551)
                                                                                  ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class H                                                        (338,240)          (450,001)
Net investment income--Class I                                                         (39,565)           (17,152)
Net realized gains from investment transactions--Class H                            (1,834,017)        (2,610,343)
Net realized gains from investment transactions--Class I                              (230,367)           (99,494)
                                                                                  ------------       ------------
Total dividends and distributions to shareholders                                   (2,442,189)        (3,176,990)
                                                                                  ------------       ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                                   349,423          2,521,757
Cost of shares repurchased                                                          (1,957,922)        (8,785,563)
Proceeds from dividends reinvested                                                   2,442,189          3,176,990
                                                                                  ------------       ------------
Net increase (decrease) in net assets from beneficial interest transactions            833,690         (3,086,816)
                                                                                  ------------       ------------
Net decrease in net assets                                                            (797,782)        (6,354,357)
NET ASSETS:
Beginning of period                                                                 15,660,052         22,014,409
                                                                                  ------------       ------------
End of period (including undistributed net investment income of $212,365 and
 $377,782,respectively)                                                           $ 14,862,270       $ 15,660,052
                                                                                  ============       ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Brinson Series Trust-Balanced Portfolio (the "Portfolio") is a diversified portfolio of Brinson Series Trust (the "Fund"), which is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

      Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

      The Fund accounts separately for the assets, liabilities and operations for each portfolio. Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, Inc. ("Brinson Advisors", formerly known as Mitchell Hutchins Asset Management Inc.), the investment manager and administrator of the Portfolio, or by Alliance Capital Management L.P. ("Alliance Capital") the Portfolio's sub-advisor. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

      REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by, advised or sub-advised Brinson Advisors.

      INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

      Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

      FUTURES CONTRACTS--Upon entering into a financial futures contract, the Portfolio is required to pledge to a broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

      Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Portfolio may use financial futures contracts for hedging or to manage the average duration of the Portfolio's portfolio. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

      DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

      The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT MANAGER AND ADMINISTRATOR

      The Board has approved an investment management and administration contract between the Fund and Brinson Advisors ("Management Contract") under which Brinson Advisors serves as investment manager and administrator of the Portfolio. In accordance with the Management Contract, the Portfolio pays Brinson Advisors an investment management and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Portfolio's average daily net assets.

      Brinson Advisors has entered into a sub-advisory contract ("Alliance Capital Contract") with Alliance Capital, dated March 1, 2001, pursuant to which Alliance Capital serves as investment sub-advisor for the Portfolio. Under the Alliance

Capital Contract, Brinson Advisors (not the Portfolio) is obligated to pay Alliance Capital a fee, accrued daily and paid monthly at the annual rate of 0.375% of the Portfolio's average daily net assets.

      At June 30, 2001, the Portfolio owed Brinson Advisors $9,296 in investment management and administration fees. Brinson Advisors waived a portion of its investment management and administration fees in connection with the Portfolio's investment of cash collateral from securities lending transactions in the Brinson Private Money Market Fund LLC. For the six months ended June 30, 2001, Brinson Advisors waived $194 of its management and administration fees.

      For the six months ended June 30, 2001, the Portfolio paid $78 in brokerage commissions to UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealers for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

      Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Brinson Advisors a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Brinson Advisors pays the entire distribution fee to the insurance companies. At June 30, 2001, the Portfolio owed Brinson Advisors $347 in distribution fees.

SECURITIES LENDING

      The Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers and institutional investors. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended June 30, 2001, the Portfolio earned $769 for lending its securities, net of rebates, fees and expenses, and UBS PaineWebber earned $2,219 in compensation from the Fund as the Portfolio's lending agent. At June 30, 2001, the Portfolio did not have any securities out on loan. UBS PaineWebber also has been approved as a borrower under the Portfolio's securities lending program.

BANK LINE OF CREDIT

      The Portfolio may participate with other funds managed, advised or sub-advised by Brinson Advisors in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowing. For the six months ended June 30, 2001, the Portfolio did not borrow under the Facility.

----------
*     UBS PaineWebber is a service mark of UBS AG.

INVESTMENTS IN SECURITIES

      For federal income tax purposes, the cost of securities owned at June 30, 2001 was substantially the same as the cost of securities for financial statement purposes.

      At June 30, 2001, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)       $ 863,560
Gross depreciation (investments having an excess of cost over value)        (370,558)
                                                                           ---------
Net unrealized appreciation of investments                                 $ 493,002
                                                                           =========

      For the six months ended June 30, 2001, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $6,931,056 and $8,753,832, respectively.

FEDERAL TAX STATUS

      The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a Federal excise tax.

SHARES OF BENEFICIAL INTEREST

      There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                   CLASS H                      CLASS I
SIX MONTHS ENDED           ------------------------      ----------------------
JUNE 30,2001:               SHARES         AMOUNT         SHARES       AMOUNT
                           --------     -----------      -------     ----------
Shares sold                  40,261     $   344,983          432     $    4,440
Shares repurchased         (197,333)     (1,823,012)     (14,422)      (134,910)
Dividends reinvested        257,376       2,172,257       32,059        269,932
                           --------     -----------      -------     ----------
Net increase                100,304     $   694,228       18,069     $  139,462
                           ========     ===========      =======     ==========

YEAR ENDED
DECEMBER 31,2000:
Shares sold                  68,699     $   681,314      184,080     $1,840,443
Shares repurchased         (797,617)     (8,056,649)     (73,216)      (728,914)
Dividends reinvested        309,125       3,060,344       11,782        116,646
                           --------     -----------      -------     ----------
Net increase (decrease)    (419,793)    $(4,314,991)     122,646     $1,228,175
                           ========     ===========      =======     ==========

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                           CLASS H
                                                             -----------------------------------------------------------------

                                                              FOR THE SIX
                                                             MONTHS ENDED            FOR THE YEARS ENDED DECEMBER 31,
                                                             JUNE 30, 2001  --------------------------------------------------
                                                              (UNAUDITED)    2000++     1999         1998      1997     1996#
                                                             -------------  -------   -------      -------   -------   -------
Net asset value,beginning of period                             $  9.94     $ 11.75   $ 11.54      $ 11.33   $ 10.95   $ 10.70
                                                                -------     -------   -------      -------   -------   -------
Net investment income                                              0.13@       0.28      0.26         0.28      0.28      0.29
Net realized and unrealized gains (losses) from investments
  and futures                                                      0.33@      (0.25)    (0.05)        1.61      2.44      1.49
                                                                -------     -------   -------      -------   -------   -------
Net increase from investment operations                            0.46        0.03      0.21         1.89      2.72      1.78
                                                                -------     -------   -------      -------   -------   -------
Dividends from net investment income                              (0.25)      (0.27)       --        (0.27)    (0.28)    (0.28)
Distributions from net realized gains from investment
  transactions                                                    (1.38)      (1.57)    (0.00)+++    (1.41)    (2.06)    (1.25)
                                                                -------     -------   -------      -------   -------   -------
Total dividends and distributions to shareholders                 (1.63)      (1.84)    (0.00)       (1.68)    (2.34)    (1.53)
                                                                -------     -------   -------      -------   -------   -------
Net asset value, end of period                                  $  8.77     $  9.94   $ 11.75      $ 11.54   $ 11.33   $ 10.95
                                                                =======     =======   =======      =======   =======   =======
Total investment return (1)                                        5.32%       0.34%     1.82%       16.81%    24.86%    16.82%
                                                                =======     =======   =======      =======   =======   =======
Ratios/Supplemental data:
Net assets, end of period (000's)                               $13,187     $13,941   $21,418      $28,549   $28,211   $29,224
Expenses to average net assets, before waiver from manager         1.11%*      1.34%     1.25%        0.97%     1.19%     1.24%
Expenses to average net assets, after waiver from manager          1.10%*      1.34%     1.25%        0.97%     1.19%     1.24%
Net investment income to average net assets, before waiver
  from manager                                                     2.82%*      2.12%     1.81%        2.08%     2.06%     2.29%
Net investment income to average net assets, after waiver
  from manager                                                     2.83%*      2.12%     1.81%        2.08%     2.06%     2.29%
Portfolio turnover                                                   46%        185%      206%         177%      169%      235%

----------
+     Commencement of issuance of shares.
@     Calculated using average monthly shares outstanding for the period.
# Prior to the close of business on January 26, 1996, the Balanced Portfolio was known as the Asset Allocation Portfolio.
+++ The Portfolio made a distribution of less than $0.005 during the year ended December 31, 1999.
*     Annualized.
++ Alliance Capital Management L.P. has served as the Portfolio's sub-advisor since October 10, 2000. Prior to that date, Brinson Advisors, Inc. managed the Portfolio's investments.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

                                                                                 CLASS I
                                                             -----------------------------------------------
                                                                                            FOR THE PERIOD
                                                              FOR THE SIX      FOR THE      AUGUST 17, 1999+
                                                              MONTHS ENDED    YEAR ENDED        THROUGH
                                                             JUNE 30, 2001   DECEMBER 31,     DECEMBER 31,
                                                              (UNAUDITED)       2000++           1999
                                                             -------------   ------------   ----------------
Net asset value,beginning of period                              $ 9.91         $11.75            $11.37
                                                                 ------         ------            ------
Net investment income                                              0.11@          0.25              0.04
Net realized and unrealized gains (losses) from investments
  and futures                                                      0.35@         (0.25)             0.34
                                                                 ------         ------            ------
Net increase from investment operations                            0.46           0.00              0.38
                                                                 ------         ------            ------
Dividends from net investment income                              (0.24)         (0.27)               --
Distributions from net realized gains from investment
  transactions                                                    (1.38)         (1.57)            (0.00)+++
                                                                 ------         ------            ------
Total dividends and distributions to shareholders                 (1.62)         (1.84)            (0.00)
                                                                 ------         ------            ------
Net asset value, end of period                                   $ 8.75         $ 9.91            $11.75
                                                                 ======         ======            ======
Total investment return (1)                                        5.26%          0.04%             3.34%
                                                                 ======         ======            ======
Ratios/Supplemental data:
Net assets, end of period (000's)                                $1,675         $1,719            $  596
Expenses to average net assets, before waiver from manager         1.35%*         1.57%             1.82%*
Expenses to average net assets, after waiver from manager          1.35%*         1.54%             1.57%*
Net investment income to average net assets, before waiver
  from manager                                                     2.58%*         1.98%             1.14%*
Net investment income to average net assets, after waiver
  from manager                                                     2.58%*         2.01%             1.39%*
Portfolio turnover                                                   46%           185%              206%

----------
+     Commencement of issuance of shares.
@     Calculated using average monthly shares outstanding for the period.
# Prior to the close of business on January 26, 1996, the Balanced Portfolio was known as the Asset Allocation Portfolio.
+++ The Portfolio made a distribution of less than $0.005 during the year ended December 31, 1999.
*     Annualized.
++ Alliance Capital Management L.P. has served as the Portfolio's sub-advisor since October 10, 2000. Prior to that date, Brinson Advisors, Inc. managed the Portfolio's investments.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

SHAREHOLDER INFORMATION (UNAUDITED)

      At a Special Meeting of Shareholders held on March 1, 2001, the shareholders of the Fund approved the following proposals, as indicated below:

                                                                                 SHARES     SHARES VOTED    SHARES
PROPOSAL 1                                                                      VOTED FOR     AGAINST       ABSTAIN
                                                                                ---------   ------------    -------
TO APPROVE OR DISAPPROVE A NEW INVESTMENT MANAGEMENT AND ADMINISTRATION
CONTRACT BETWEEN BRINSON SERIES TRUST ("TRUST") AND BRINSON ADVISORS, INC
("BRINSON ADVISORS") (FORMERLY MITCHELL HUTCHINS ASSET MANAGEMENT INC.)
WITH RESPECT TO BALANCED PORTFOLIO ("FUND")                                     1,165,231            0      357,790

                                                                                 SHARES     SHARES VOTED    SHARES
PROPOSAL 2                                                                      VOTED FOR     AGAINST       ABSTAIN
                                                                                ---------   ------------    -------
TO APPROVE OR DISAPPROVE A NEW SUB-ADVISORY CONTRACT BETWEEN
BRINSON ADVISORS AND ALLIANCE CAPITAL MANAGEMENT L.P. WITH RESPECT
TO THE FUND                                                                     1,165,231            0      357,790

                                                                                 SHARES     SHARES VOTED    SHARES
PROPOSAL 2                                                                      VOTED FOR     AGAINST       ABSTAIN
                                                                                ---------   ------------    -------
TO APPROVE OR DISAPPROVE A POLICY TO PERMIT BRINSON ADVISORS AND
THE TRUST'S BOARD OF TRUSTEES TO APPOINT AND REPLACE SUB-ADVISORS
FOR THE FUND AND TO ENTER INTO AND AMEND THEIR SUB-ADVISORY CONTRACTS
WITHOUT FURTHER SHAREHOLDER APPROVAL                                            1,050,322      114,902      357,797

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE PORTFOLIO WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

                                BRINSON ADVISORS

                                (C)2001 Brinson Advisors, Inc.
                                All Rights Reserved